Recently Adopted Accounting Standards	12 Months Ended
Sep. 01, 2016
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recently Adopted Accounting Standards
Recently Adopted Accounting Standards

In November 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2015-17 – Balance Sheet Classification of Deferred Taxes, which eliminated the requirement to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. We adopted this ASU as of the beginning of our second quarter of 2016 on a prospective basis and did not retrospectively adjust prior periods. As a result of adopting this standard, we presented our deferred tax assets and liabilities as noncurrent. The adoption of this standard did not have a material impact on our financial statements.

In September 2015, the FASB issued ASU 2015-16 – Simplifying the Accounting for Measurement-Period Adjustments, which eliminated the requirement to restate prior period financial statements for measurement period adjustments following a business combination. Instead, the cumulative impact of measurement period adjustments, including the impact on prior periods, is required to be recognized in the reporting period in which the adjustment is identified. We adopted this ASU in our second quarter of 2016 on a prospective basis. The adoption of this standard did not have a material impact on our financial statements.